Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 ARS ($)	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Variation of index used for restatement of financial statements	0.4765	0.2480
IFRS 16 [member]
Disclosure of subsidiaries [line items]
Nature of impending change in accounting policy	It also sets forth the duty to recognize the assets and liabilities corresponding to all the lease agreements except if the term of the lease is 12 months or less and/or except if the asset underlying the lease is low value.
IFRS 16 [member] | Office equipment [member]
Disclosure of subsidiaries [line items]
Recognized effect of assets and liabilities on lease	$ 296